HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%
Apparel: 3.0%
11,000	Delta Apparel, Inc. [1]	$312,070
30,000	Fossil Group, Inc. [1]	155,100
		467,170
Banks: 13.2%
4,000	BancFirst Corp.	382,840
15,000	First Foundation, Inc.	307,200
13,000	Hilltop Holdings, Inc.	346,580
4,000	Prosperity Bancshares, Inc.	273,080
8,000	Texas Capital BancShares, Inc. [1]	421,120
5,000	Triumph Bancorp, Inc. [1]	312,800
		2,043,620
Beverages: 2.1%
70,000	Farmer Brothers Co. [1]	328,300

Building Materials: 5.6%
8,000	Builders FirstSource, Inc. [1]	429,600
4,000	Eagle Materials, Inc.	439,760
		869,360
Commercial Services: 4.0%
10,000	H&R Block, Inc.	353,200
150,000	Research Solutions, Inc. [1]	265,500
		618,700
Computers: 2.6%
13,000	NCR Corp. [1]	404,430

Diversified Financial Services: 2.5%
29,000	U.S. Global Investors, Inc. - Class A	127,020
19,000	Westwood Holdings Group, Inc.	262,200
		389,220
Electrical Components & Equipment: 2.0%
3,000	Encore Wire Corp.	311,760

Electronics: 3.1%
24,000	Kimball Electronics, Inc. [1]	482,400

Entertainment: 2.1%
22,000	Cinemark Holdings, Inc. [1]	330,440

Food: 4.9%
2,500	John B Sanfilippo & Son, Inc.	181,225
50,000	SunOpta, Inc. [1]	389,000
4,500	TreeHouse Foods, Inc. [1]	188,190
		758,415
Holding Companies - Diversified: 3.2%
50,000	Legato Merger Corp. II [1]	500,000

Home Builders: 1.5%
10,000	Taylor Morrison Home Corp. [1]	233,600

Home Furnishings: 2.9%
16,000	Bassett Furniture Industries, Inc.	289,920
10,000	Hooker Furnishings Corp.	155,500
		445,420
Insurance: 6.0%
13,000	Horace Mann Educators Corp.	498,940
40,000	Tiptree, Inc.	424,800
		923,740
Internet: 1.8%
40,000	CarParts.com, Inc. [1]	277,600

Iron & Steel: 5.7%
30,000	Cleveland-Cliffs, Inc. [1]	461,100
13,000	Commercial Metals Co.	430,300
		891,400
Leisure Time: 4.8%
5,000	Brunswick Corp.	326,900
15,000	Vista Outdoor, Inc. [1]	418,500
		745,400
Machinery - Diversified: 1.3%
8,000	Ichor Holdings Ltd. [1]	207,840

Oil Companies Exploration & Production: 12.1%
4,500	Chesapeake Energy Corp.	364,950
15,000	Comstock Resources, Inc. [1]	181,200
22,500	HighPeak Energy, Inc.	576,450
4,000	Oasis Petroleum, Inc.	486,600
4,000	Whiting Petroleum Corp.	272,120
		1,881,320
Pharmaceuticals: 1.1%
3,000	Pacira Pharmaceuticals, Inc. [1]	174,900

Real Estate: 4.2%
20,000	Stratus Properties, Inc. [1]	644,500

Semiconductors: 3.8%
7,000	Silicon Motion Technology Corp. - ADR	585,900

Telecommunications: 1.8%
17,000	DZS, Inc. [1]	276,590

Transportation: 2.0%
5,000	Kirby Corp. [1]	304,200

TOTAL COMMON STOCKS
(Cost $12,638,323)		15,096,225

TOTAL INVESTMENTS IN SECURITIES: 97.3%
(Cost $12,638,323)		15,096,225
Other Assets in Excess of Liabilities: 2.7%		421,271
TOTAL NET ASSETS: 100.0%		$15,517,496

ADR - American Depository Receipt
[1]	Non-income producing security.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$15,096,225	$-	$-	$15,096,225
Total Investments in Securities	$15,096,225	$-	$-	$15,096,225